Financial Instruments - Hedging reserve Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Taxes due to changes in reserves during the period	$ (1,158)	$ 992	$ 871
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period	4,121
Balances at the end of the period	1,881	$ 4,121
Reserve of cash flow hedges | Foreign exchange currency risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Fair value changes	(908)
Amounts included in non-financial costs	526
Reserve of cash flow hedges | Foreign exchange currency risk | Other stock
Disclosure of detailed information about hedged items [line items]
Fair value changes	(5,538)
Amounts reclassified to profit an loss	2,696
Reserve of cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Fair value changes	199
Amounts reclassified to profit an loss	0
Taxes due to changes in reserves during the period	1,163
Reserve of cash flow hedges | Commodity price risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Fair value changes	235
Amounts included in non-financial costs	$ (613)